MAINSTAY FUNDS

51 MADISON AVENUE

NEW YORK, NY 10010

June 21, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds (the “Registrant”); File Nos. 033-02610; 811-04550

Dear Sir/Madam:

On June 21, 2019, we electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Prospectus and Statement of Additional Information for the MainStay MacKay Infrastructure Bond Fund (the “Fund”), an existing series of the Registrant, on Post-Effective Amendment No. 145 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 148 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to incorporate performance data in the Fund’s Prospectus regarding a composite of all discretionary accounts managed by the Fund’s subadvisor that have an investment objective, strategies and policies substantially similar to the Fund (“related performance”). In addition, the Registrant is incorporating certain additional disclosure relating to the Fund’s investment strategies and process in the Fund’s principal investment strategies and risks sections. We request, on behalf of the Registrant and in reliance on Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment receive selective review from the Securities and Exchange Commission and its Staff of the changes discussed herein. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively. Consistent with Accounting and Disclosure Information 2018-06 (Requests for Selective Review), the Registrant states the following:

•	The disclosure set forth in this filing, other than as it relates to the disclosure changes listed above with respect to the Fund, has been reviewed by the Staff in other contexts;

•	The disclosure with respect to this Fund has been reviewed by the Staff in connection with the Registrant’s filing pursuant to Rule 485(a) under the Securities Act on December 14, 2018 (SEC Accession No. 0001144204-18-064624);

•	The material changes in this filing are limited to the related performance disclosure in the Fund’s Prospectus; and

•	Other than the related performance disclosure, the Registrant believes that no area of the filing warrants particular attention.

For your reference, we can make available comparisons against recent filings.

Please direct any questions concerning the filing to the undersigned at 201-685-6232 or Rachel_Kuo@newyorklife.com.

Sincerely,

/s/ Y. Rachel Kuo

Y. Rachel Kuo

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle